Cover	Jan. 08, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K of CyrusOne Inc., a Maryland corporation (the “Company”), filed on January 13, 2020 to report the departure of Mr. Venkatesh S. Durvasula (the “Original Form 8-K”). Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Document Period End Date	Jan. 08, 2020
Entity File Number	001-35789
Entity Registrant Name	CYRUSONE INC.
Entity Central Index Key	0001553023
Entity Tax Identification Number	46-0691837
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2850 N. Harwood St.
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	350-0060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false